VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 98.1%
Australia : 19.8%
Bellevue Gold Ltd. * 2,633,886 $ 2,317,470
De Grey Mining Ltd. * 823,132 584,802
Emerald Resources NL * † 619,250 1,071,121
Evolution Mining Ltd. 615,792 1,285,511
Northern Star Resources Ltd. 277,700 1,843,997
Perseus Mining Ltd. 157,500 164,452
Predictive Discovery Ltd. * † 6,298,272 767,874
Resolute Mining Ltd. * 2,517,332 552,884
West African Resources
Ltd. * 901,126 440,472
9,028,583
Brazil : 5.4%
Wheaton Precious Metals
Corp. (USD) 60,555 2,455,505
Underline
Canada : 54.1%
Agnico Eagle Mines Ltd.
(USD) 72,807 3,309,078
Alamos Gold, Inc. (USD) 309,883 3,498,579
Allied Gold Corp. * ø 115,610 403,454
B2Gold Corp. 218,388 627,067
B2Gold Corp. (USD) 83,769 242,092
Barrick Gold Corp. (USD) 187,935 2,734,454
Franco-Nevada Corp. (USD) 15,780 2,106,472
G Mining Ventures Corp. * 717,500 607,491
G2 Goldfields Inc. (USD) 261,000 149,553
G2 Goldfields, Inc. * 75,500 43,357
Galway Metals, Inc. * 358,576 68,640
Goldsource Mines, Inc. * 250,800 40,623
Kinross Gold Corp. (USD) 669,476 3,052,811
Liberty Gold Corp. * ø 352,000 71,268
Liberty Gold Corp. * 1,881,813 381,004
Lundin Gold, Inc. 41,100 461,458
Marathon Gold Corp. * 395,249 174,599
O3 Mining, Inc. * 107,100 115,123
Orezone Gold Corp. * † 581,004 372,151
Osisko Gold Royalties Ltd.
(USD) 136,800 1,607,400
Osisko Mining, Inc. * 246,536 446,515
Pan American Silver Corp.
(USD) 65,000 941,200
Probe Gold, Inc. * 222,682 245,922
Pure Gold Mining, Inc. * ø 159,000 0
Pure Gold Mining, Inc. * ø 1,200,000 0
Reunion Gold Corp. * † 2,307,088 704,908
Silver Tiger Metals, Inc. * 360,200 58,343
Skeena Resources Ltd. * † 91,153 416,757
Snowline Gold Corp. * † 87,000 325,389
SSR Mining, Inc. (USD) 71,874 955,205
Thesis Gold, Inc. * † 242,594 114,309
West Red Lake Gold Mines
Ltd. * ø 843,000 434,456
24,709,678
Chile : 0.1%
Rio2 Ltd. (CAD) * 334,706 54,213
Underline
Number
of Shares Value
Mexico : 0.9%
GoGold Resources, Inc.
(CAD) * 315,182 $ 280,781
GoGold Resources, Inc.
(CAD) * ø 131,500 117,147
397,928
South Africa : 1.4%
Gold Fields Ltd. (ADR) 60,000 651,600
Underline
Tanzania : 1.0%
Anglogold Ashanti Plc (USD)  27,700 437,660
Underline
Turkey : 1.2%
Eldorado Gold Corp. (USD) * 64,328 573,163
Underline
United Kingdom : 4.4%
Endeavour Mining Plc (CAD) 102,609 2,011,008
Underline
United States : 9.8%
Newmont Corp. 45,642 1,686,472
Royal Gold, Inc. 26,300 2,796,479
4,482,951
Total Common Stocks
(Cost: $39,198,804) 44,802,289
WARRANTS : 0.0%
Canada : 0.0%
Marathon Gold Corp.,
CAD 1.35, exp.
09/19/24 *∞ 40,000 1,298
Reunion Gold Corp.,
CAD 0.39, exp.
07/06/24 *∞ 240,994 18,267
Thesis Gold Inc.,
CAD 1.55, exp. 12/09/23 * 36,000 35
Underline
Total Warrants
(Cost: $21,486) 19,600
MONEY MARKET FUND : 1.8%
(Cost: $828,510)
Invesco Treasury Portfolio -
Institutional Class 828,510 828,510
Underline
Total Investments Before Collateral for
Securities Loaned: 99.9%
(Cost: $40,048,800) 45,650,399
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.9%
Money Market Fund: 0.9%
(Cost: $402,437)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 402,437 402,437

VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Total Investments: 100.8%
Number
of Shares Value
(Cost: $40,451,237) $ 46,052,836
Liabilities in excess of other assets: (0.8)% (387,052)
NET ASSETS: 100.0% $ 45,665,784
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $998,757.
ø Restricted Security – the aggregate value of restricted securities is $1,026,325, or 2.2% of net assets
∞ Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Restricted securities held by the Fund as of September 30, 2023 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
Allied Gold Corp. 09/14/2023 115,610 $ 514,381 $ 403,454 0.9%
GoGold Resources, Inc. 08/31/2020 131,500 96,629 117,147 0.3%
Liberty Gold Corp. 10/04/2021 352,000 175,156 71,268 0.1%
Pure Gold Mining, Inc. 05/16/2022 1,200,000 140,061 0 0.0%
Pure Gold Mining, Inc. 05/21/2020 159,000 112,251 0 0.0%
West Red Lake Gold Mines Ltd. 04/18/2023 843,000 220,277 434,456 0.9%
$1,258,755 $1,026,325 2.2%
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Gold 93.5% $ 42,633,943
Silver 2.8 1,280,324
Diversified Metals & Mining 1.4 676,131
Precious Metals & Minerals 0.5 231,491
Money Market Fund 1.8 828,510
100.0% $ 45,650,399